Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF

July 31, 2021 (unaudited)

	Shares	Value
Investment Companies — 99.8%

Bank Loan Funds — 24.6%
Invesco Senior Loan ETF	69,433	$1,529,609
SPDR Blackstone Senior Loan ETF	30,600	1,402,092
Total Bank Loan Funds		2,931,701

Convertible Bond Funds — 22.3%
iShares Convertible Bond ETF	5,300	530,000
SPDR Bloomberg Barclays Convertible Securities ETF	24,777	2,123,637
Total Convertible Bond Funds		2,653,637

Investment Grade Corporate Bond Funds — 40.3%
SPDR Portfolio Short Term Corporate Bond ETF	24,592	769,975
Vanguard Short-Term Corporate Bond ETF(a)	48,580	4,025,825
Total Investment Grade Corporate Bond Funds		4,795,800

U.S. Preferred Funds — 5.0%
Invesco Preferred ETF	10,463	159,352
iShares Preferred & Income Securities ETF(a)	10,974	432,595
Total U.S. Preferred Funds		591,947

U.S. Small Cap Growth Funds — 7.6%
iShares Russell 2000 Growth ETF	1,050	315,052
iShares S&P Small-Cap 600 Growth ETF(a)	1,269	167,863
Vanguard Small-Cap Growth ETF	1,471	420,618
Total U.S. Small Cap Growth Funds		903,533

Total Investment Companies
(Cost $11,655,886)		11,876,618

Short-Term Investments — 8.2%

Money Market Funds — 8.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	956,687	956,687
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	22,277	22,277
Total Short-Term Investments
(Cost $978,964)		978,964

Total Investments — 108.0%
(Cost $12,634,850)		12,855,582
Other Assets and Liabilities, Net — (8.0)%		(960,903)
Net Assets — 100.0%		$11,894,679

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,069,225; total market value of collateral held by the Fund was $1,090,729. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $134,042.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	$1,721	$–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	16,523	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	5,700	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.75%	7/10/2023	Monthly	(70,975)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	4,691	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	3,301	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	1,852	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	15,166	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	22,970	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 2.70%	7/10/2023	Monthly	(34,029)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	8,328	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	43,507	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	4,575	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.85%	7/10/2023	Monthly	(23,961)	–
						$–

At July 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)  Reflects the value at reset date of July 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$11,876,618	$–	$–	$11,876,618
Short-Term Investments:
Money Market Funds	978,964	–	–	978,964
Total Investments in Securities	12,855,582	–	–	12,855,582
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$12,855,582	$–	$–	$12,855,582
Liability Valuation Inputs

Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

July 31, 2021 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	221	10,964	1,388	(12,344)	8	(16)	8	–	–	–